Guaranteed Assets	12 Months Ended
Dec. 31, 2025
Guaranteed assets [Abstarct]
Guaranteed assets
9	Guaranteed assets

As described in Note 12 sales partners submit CRMPs to the Group as a guarantee for the loans under the collaboration model. When allowance for credit losses is recognized and accrued, the Group will evaluate if the loan increase in guaranteed recoverable assets guaranteed by the CRMPs is probable and estimable. If the increase in guaranteed recoverable assets is probable and estimable, the amount guaranteed by the CRMPs is recognized as guaranteed assets.